Fair Value of Financial Assets and Liabilities (Tables)	12 Months Ended
Mar. 31, 2024
Text Block1 [Abstract]
Carrying Amounts of Financial Assets and Liabilities Carried at Fair Value
The following tables present the carrying amounts of financial assets and liabilities carried at fair value based on the three levels of the fair value hierarchy at March 31, 2024 and 2023.

	At March 31, 2024
	Level 1 (1)	Level 2 (1)	Level 3	Total

	(In millions)
Financial assets:
Trading assets:
Debt instruments	¥4,576,535	¥1,097,627	¥—	¥5,674,162
Equity instruments	818,116	19,783	—	837,899

Total trading assets	5,394,651	1,117,410	—	6,512,061

Derivative financial instruments:
Interest rate derivatives	45,746	6,377,352	240	6,423,338
Currency derivatives	—	3,402,776	1,143	3,403,919
Equity derivatives	33,440	511	16,636	50,587
Commodity derivatives	1,905	6,843	—	8,748
Credit derivatives	—	22,271	409	22,680

Total derivative financial instruments	81,091	9,809,753	18,428	9,909,272

Financial assets at fair value through profit or loss:
Debt instruments	568,441	984,694	739,914	2,293,049
Equity instruments	3,610	240	79,230	83,080

Total financial assets at fair value through profit or loss	572,051	984,934	819,144	2,376,129

Investment securities at fair value through other comprehensive income:
Japanese government bonds	7,547,377	—	—	7,547,377
U.S. Treasury and other U.S. government agency bonds	6,062,125	—	—	6,062,125
Other debt instruments	1,898,075	8,508,607	—	10,406,682

Total debt instruments	15,507,577	8,508,607	—	24,016,184

Equity instruments	5,150,409	140,983	525,869	5,817,261

Total investment securities at fair value through other comprehensive income	20,657,986	8,649,590	525,869	29,833,445

Total	¥26,705,779	¥20,561,687	¥1,363,441	¥48,630,907

Financial liabilities:
Trading liabilities:
Debt instruments	¥4,318,789	¥267,966	¥—	¥4,586,755
Equity instruments	335,207	2,528	—	337,735

Total trading liabilities	4,653,996	270,494	—	4,924,490

Derivative financial instruments:
Interest rate derivatives	47,983	7,635,835	2,896	7,686,714
Currency derivatives	185	4,002,703	2,066	4,004,954
Equity derivatives	58,445	73,802	13,254	145,501
Commodity derivatives	1,734	5,810	—	7,544
Credit derivatives	—	32,665	95	32,760

Total derivative financial instruments	108,347	11,750,815	18,311	11,877,473

Financial liabilities designated at fair value through profit or loss	—	373,242	125,042	498,284

Others (2)	—	(4,257)	(5,227)	(9,484)

Total	¥4,762,343	¥12,390,294	¥138,126	¥17,290,763

	At March 31, 2023
	Level 1 (1)	Level 2 (1)	Level 3	Total

	(In millions)
Financial assets:
Trading assets:
Debt instruments	¥3,732,551	¥497,294	¥—	¥4,229,845
Equity instruments	340,365	15,705	—	356,070

Total trading assets	4,072,916	512,999	—	4,585,915

Derivative financial instruments:
Interest rate derivatives	130,725	5,658,891	—	5,789,616
Currency derivatives	145	2,774,537	499	2,775,181
Equity derivatives	20,571	13,002	20,935	54,508
Commodity derivatives	407	8,735	—	9,142
Credit derivatives	—	21,142	358	21,500

Total derivative financial instruments	151,848	8,476,307	21,792	8,649,947

Financial assets at fair value through profit or loss:
Debt instruments	343,539	398,883	650,467	1,392,889
Equity instruments	2,829	7,320	85,201	95,350

Total financial assets at fair value through profit or loss	346,368	406,203	735,668	1,488,239

Investment securities at fair value through other comprehensive income:
Japanese government bonds	9,576,298	—	—	9,576,298
U.S. Treasury and other U.S. government agency bonds	5,232,456	—	—	5,232,456
Other debt instruments	1,503,857	6,498,812	—	8,002,669

Total debt instruments	16,312,611	6,498,812	—	22,811,423

Equity instruments	4,076,610	7,177	464,821	4,548,608

Total investment securities at fair value through other comprehensive income	20,389,221	6,505,989	464,821	27,360,031

Total	¥24,960,353	¥15,901,498	¥1,222,281	¥42,084,132

Financial liabilities:
Trading liabilities:
Debt instruments	¥3,017,272	¥84,161	¥—	¥3,101,433
Equity instruments	183,935	5,721	—	189,656

Total trading liabilities	3,201,207	89,882	—	3,291,089

Derivative financial instruments:
Interest rate derivatives	92,387	7,317,498	3,248	7,413,133
Currency derivatives	—	3,001,220	5,066	3,006,286
Equity derivatives	34,204	894	7,110	42,208
Commodity derivatives	1,247	6,699	—	7,946
Credit derivatives	—	27,074	208	27,282

Total derivative financial instruments	127,838	10,353,385	15,632	10,496,855

Financial liabilities designated at fair value through profit or loss	—	229,086	185,020	414,106

Others (2)	—	(4,086)	(7,852)	(11,938)

Total	¥3,329,045	¥10,668,267	¥192,800	¥14,190,112

(1)
Transfers between levels of the fair value hierarchy are deemed to have occurred at beginning of the period. There were no significant transfers between Level 1 and Level 2 for the fiscal years ended March 31, 2024 and 2023.

(2)
Derivatives embedded in financial liabilities, except for financial liabilities designated at fair value through profit or loss, are separately accounted for, but presented together with the host contract in the consolidated statements of financial position. In these tables, the separated embedded derivatives whose host contracts are carried at amortized cost are presented within others. Although the separated embedded derivatives may have a positive or a negative fair value, they have been presented in these tables as liabilities to be consistent with the host contract. The separated embedded derivatives are measured at fair value using the valuation techniques described in “Derivative financial instruments (including embedded derivatives)” below.

Reconciliations for Financial Assets and Liabilities Carried at Fair Value
The following tables present reconciliations from the beginning to the ending balances for financial assets and liabilities carried at fair value and categorized within Level 3 of the fair value hierarchy for the fiscal years ended March 31, 2024 and 2023.

	At April 1, 2023	Total gains (losses)		Purchases	Sales	Issuances	Settlement (1)	Transfers into Level 3 (2)	Transfers out of Level 3 (2)	At March 31, 2024	Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at March 31, 2024
		Included in profit or loss	Included in other comprehensive income

	(In millions)

Derivative financial instruments—net:
Interest rate derivatives—net	¥(3,248)	¥(1,545)	¥—	¥2,167	¥(30)	¥—	¥—	¥—	¥—	¥(2,656)	¥415
Currency derivatives—net	(4,567)	3,680	—	74	(110)	—	—	—	—	(923)	3,335
Equity derivatives—net	13,825	(5,133)	—	4,860	(10,170)	—	—	—	—	3,382	4,067
Credit derivatives—net	150	164	—	—	—	—	—	—	—	314	167

Total derivative financial instruments—net	6,160	(2,834)	—	7,101	(10,310)	—	—	—	—	117	7,984

Financial assets at fair value through profit or loss:
Debt instruments	650,467	40,170	341	161,937	(38,919)	—	(62,784)	—	(11,298)	739,914	39,860
Equity instruments	85,201	(220)	—	8,907	(5,291)	—	(8,125)	—	(1,242)	79,230	(2,223)

Total financial assets at fair value through profit or loss	735,668	39,950	341	170,844	(44,210)	—	(70,909)	—	(12,540)	819,144	37,637

Investment securities at fair value through other comprehensive income:
Equity instruments	464,821	—	67,532	3,012	(8,198)	—	(931)	16	(383)	525,869	—

Total investment securities at fair value through other comprehensive income	464,821	—	67,532	3,012	(8,198)	—	(931)	16	(383)	525,869	—

Financial liabilities designated at fair value through profit or loss	(185,020)	(19,258)	(1,289)	—	—	(29,208)	109,733	—	—	(125,042)	(2,019)

Others (3) —liabilities:	7,852	(1,766)	—	—	—	—	—	—	(859)	5,227	(2,450)

Total	¥1,029,481	¥16,092	¥66,584	¥180,957	¥(62,718)	¥(29,208)	¥37,893	¥16	¥(13,782)	¥1,225,315	¥41,152

	At April 1, 2022	Total gains (losses)		Purchases	Sales	Issuances	Settlement (1)	Transfers into Level 3 (2)	Transfers out of Level 3 (2)	At March 31, 2023	Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at March 31, 2023
		Included in profit or loss	Included in other comprehensive income

	(In millions)
Derivative financial instruments—net:
Interest rate derivatives—net	¥(7,162)	¥(1,514)	¥—	¥554	¥—	¥—	¥—	¥—	¥4,874	¥(3,248)	¥(959)
Currency derivatives—net	1,652	(697)	—	—	—	—	—	—	(5,522)	(4,567)	(2,302)
Equity derivatives—net	15,384	3,012	—	5,595	(10,166)	—	—	—	—	13,825	7,693
Credit derivatives—net	521	(371)	—	—	—	—	—	—	—	150	(240)

Total derivative financial instruments—net	10,395	430	—	6,149	(10,166)	—	—	—	(648)	6,160	4,192

Financial assets at fair value through profit or loss:
Debt instruments	693,013	(4,804)	301	157,152	(42,145)	—	(69,317)	—	(83,733)	650,467	(6,742)
Equity instruments	35,884	6,033	—	46,374	(525)	—	(1,381)	—	(1,184)	85,201	5,688

Total financial assets at fair value through profit or loss	728,897	1,229	301	203,526	(42,670)	—	(70,698)	—	(84,917)	735,668	(1,054)

Investment securities at fair value through other comprehensive income:
Equity instruments	468,713	—	8,865	5,380	(17,578)	—	(571)	12	—	464,821	—

Total investment securities at fair value through other comprehensive income	468,713	—	8,865	5,380	(17,578)	—	(571)	12	—	464,821	—

Financial liabilities designated at fair value through profit or loss	(291,086)	(20,742)	2,129	—	—	(56,316)	180,995	—	—	(185,020)	13,496

Others (3) —liabilities:	3,052	6,078	—	940	—	—	—	—	(2,218)	7,852	7,671

Total	¥919,971	¥(13,005)	¥11,295	¥215,995	¥(70,414)	¥(56,316)	¥109,726	¥12	¥(87,783)	¥1,029,481	¥24,305

(1)	Settlements for equity instruments include redemption of preferred stocks and receipt of cash distributions which represent a return of investment.
(2)
Transfers between levels of the fair value hierarchy are deemed to have occurred at beginning of the period. For the fiscal year ended March 31, 2024 and 2023, transfers out of Level 3 amounted to ¥13,782 million and ¥87,783 million, respectively. Those transfers out of Level 3 were primarily due to a decrease of significance of unobservable inputs of certain financial assets at fair value through profit or loss, including certain investment funds.

(3)
Derivatives embedded in financial liabilities, except for financial liabilities designated at fair value through profit or loss, are separately accounted for, but presented together with the host contract in the consolidated statements of financial position. In these tables, the separated embedded derivatives whose host contracts are carried at amortized cost are presented within others. Although the separated embedded derivatives may have a positive or a negative fair value, they have been presented in these tables as liabilities to be consistent with the host contract.

Total and Changes in Unrealized Gains or Losses Included in Profit or Loss for Level 3 Financial Assets and Liabilities
The following table presents total gains or losses included in profit or loss for the Level 3 financial assets and liabilities, and changes in unrealized gains or losses included in profit or loss related to those financial assets and liabilities held at March 31, 2024 and 2023 by line item of the consolidated income statements.

	Total gains (losses) included in profit or loss for the fiscal year ended March 31,		Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at March 31,
	2024	2023	2024	2023

	(In millions)
Net interest income	¥1,855	¥1,478	¥909	¥1,078
Net trading income (loss)	(6,455)	5,119	4,625	10,785
Net income (loss) from financial assets and liabilities at fair value through profit or loss	20,692	(19,513)	35,618	12,442
Other expenses	—	(89)	—	—

Total	¥16,092	¥(13,005)	¥41,152	¥24,305

Summary of Aggregate Deferred Day One Profit Yet to Be Recognized in Profit
The aggregate deferred day one profit yet to be recognized in profit or loss at the beginning and end of the fiscal years ended March 31, 2024 and 2023 and reconciliation of changes in the balances were as follows:

	For the fiscal year ended March 31,
	2024	2023

	(In millions)
Balance at beginning of period	¥22,276	¥27,100
Increase due to new trades	3,985	18,402
Reduction due to redemption, sales or passage of time	(14,088)	(23,226)

Balance at end of period	¥12,173	¥22,276

Quantitative Information about Significant Unobservable Inputs Used in the Fair Value Measurement for Level 3 Financial Assets and Liabilities
The following tables present quantitative information about significant unobservable inputs used in the fair value measurement for Level 3 financial assets and liabilities at March 31, 2024 and 2023.

	At March 31, 2024
	Assets	Liabilities	Valuation technique(s) (1)	Significant unobservable inputs (1)	Range of inputs (1)

	(In millions)
Derivative financial instruments:
Interest rate derivatives	¥240	¥2,896	Option model	Interest rate to interest rate correlation	31%-99%
				Quanto correlation	(8%)-49%
				Foreign exchange volatility	12%
Currency derivatives	1,143	2,066	Option model	Interest rate to interest rate correlation	26%-99%
				Quanto correlation	4%-49%
				Foreign exchange volatility	7%-13%
Equity derivatives	16,636	13,254	Option model	Equity to equity correlation	49%-84%
				Quanto correlation	(10%)-16%
				Equity volatility	2%-66%
Credit derivatives	409	95	Credit Default model	Quanto correlation	18%-30%
Financial assets at fair value through profit or loss:
Debt instruments	739,914	—	Option model	Foreign exchange volatility	10%-42%
			DCF model	Probability of default rate	0%-30%
				Loss given default rate	25%-100%
				Discount margin	5%-9%
			Net asset value (2)	—	—
Equity instruments	79,230	—	Market multiples	Price/Book value multiple	1.2x
				Liquidity discount	20%
			DCF model	Probability of default rate	0%-1%
				Loss given default rate	40%
			See note (3) below	—	—
Investment securities at fair value through other comprehensive income:
Equity instruments	525,869	—	Market multiples	Price/Book value multiple	0.3x-3.5x
				Liquidity discount	20%
			See note (3) below	—	—

Financial liabilities designated at fair value through profit or loss	—	125,042	Option model	Equity to equity correlation	42%-84%
				Interest rate to interest rate correlation	26%-27%
				Quanto correlation	(10%)-49%
				Equity volatility	16%-39%
			Credit Default model	Quanto correlation	18%-30%
Others (4)	—	(5,227)	Option model	Interest rate to interest rate correlation	26%-99%
				Quanto correlation	(8%)-49%
				Equity volatility	26%-28%
				Foreign exchange volatility	7%-42%
			Credit Default model	Quanto correlation	18%-30%

	At March 31, 2023
	Assets	Liabilities	Valuation technique(s) (1)	Significant unobservable inputs (1)	Range of inputs (1)

	(In millions)
Derivative financial instruments:
Interest rate derivatives	¥—	¥3,248	Option model	Interest rate to interest rate correlation	26%-99%
				Quanto correlation	(11%)-42%
Currency derivatives	499	5,066	Option model	Interest rate to interest rate correlation	29%-99%
				Quanto correlation	8%-50%
				Foreign exchange volatility	12%-36%
Equity derivatives	20,935	7,110	Option model	Equity to equity correlation	48%-92%
				Quanto correlation	(13%)-38%
				Equity volatility	12%-70%
Credit derivatives	358	208	Credit Default model	Quanto correlation	15%-25%
Financial assets at fair value through profit or loss:
Debt instruments	650,467	—	Option model	Foreign exchange volatility	13%-43%
			DCF model	Probability of default rate	0%-33%
				Loss given default rate	0%-100%
				Discount margin	5%-9%
			Net asset value (2)	—	—
Equity instruments	85,201	—	Market multiples	Price/Book value multiple	1.1x
			DCF model	Probability of default rate	0%-1%
				Loss given default rate	90%
			See note (3) below	—	—
Investment securities at fair value through other comprehensive income:
Equity instruments	464,821	—	Market multiples	Price/Book value multiple	0.2x-3.7x
				Liquidity discount	20%
			See note (3) below	—	—
Financial liabilities designated at fair value through profit or loss	—	185,020	Option model	Equity to equity correlation	47%-93%
				Interest rate to interest rate correlation	29%-30%
				Quanto correlation	(13%)-50%
				Equity volatility	17%-52%
			Credit Default model	Quanto correlation	15%-25%
Others (4)	—	(7,852)	Option model	Equity to equity correlation	80%-83%
				Interest rate to interest rate correlation	26%-99%
				Quanto correlation	(11%)-50%
				Equity volatility	24%-28%
				Foreign exchange volatility	12%-43%
			Credit Default model	Quanto correlation	15%-25%

(1)	Valuation techniques and unobservable inputs for insignificant Level 3 financial assets and liabilities are excluded.
(2)	The Group has determined that the net asset value represents fair values of certain investment funds.
(3)
Fair values of certain equity instruments such as unlisted stocks are estimated on the basis of an analysis of the investee’s financial position and results, risk profile, prospects and other factors. A range of key inputs is not provided in these tables as it is not practical to do so given the nature of such valuation techniques.

(4)
Derivatives embedded in financial liabilities, except for financial liabilities designated at fair value through profit or loss, are separately accounted for, but presented together with the host contract in the consolidated statements of financial position. In these tables, the separated embedded derivatives whose host contracts are carried at amortized cost are presented within others. Although the separated embedded derivatives may have a positive or a negative fair value, they have been presented in these tables as liabilities to be consistent with the host contract.

Impact of Valuation Sensitivity	The following tables present the impact of the valuation sensitivity, if these inputs fluctuate to the extent deemed reasonable and the volatility of such inputs has a significant impact on the fair value.

	At March 31, 2024
	Total fair value measured using valuation techniques	Effect recorded in profit or loss		Effect recorded directly in equity
		Favorable changes	Unfavorable changes	Favorable changes	Unfavorable changes

	(In millions)
Financial instruments—net:
Derivative financial instruments—net:
Interest rate derivatives—net	¥(2,656)	¥31	¥31	¥—	¥—
Currency derivatives—net	(923)	3	3	—	—
Equity derivatives—net	3,382	3,393	3,399	—	—
Credit derivatives—net	314	11	11	—	—
Financial assets at fair value through profit or loss:
Debt instruments	739,914	243	2,224	—	—
Equity instruments	79,230	197	363	—	—
Investment securities at fair value through other comprehensive income:
Equity instruments	525,869	—	—	19,211	19,211
Financial liabilities designated at fair value through profit or loss (1)	(125,042)	305	315	—	—
Others (1)(2) —liabilities:	5,227	34	34	—	—

	At March 31, 2023
	Total fair value measured using valuation techniques	Effect recorded in profit or loss		Effect recorded directly in equity
		Favorable changes	Unfavorable changes	Favorable changes	Unfavorable changes

	(In millions)
Financial instruments—net:
Derivative financial instruments—net:
Interest rate derivatives—net	¥(3,248)	¥—	¥—	¥—	¥—
Currency derivatives—net	(4,567)	6	6	—	—
Equity derivatives—net	13,825	2,462	2,467	—	—
Credit derivatives—net	150	17	17	—	—
Financial assets at fair value through profit or loss:
Debt instruments	650,467	917	4,533	—	—
Equity instruments	85,201	362	875	—	—
Investment securities at fair value through other comprehensive income:
Equity instruments	464,821	—	—	15,368	15,368
Financial liabilities designated at fair value through profit or loss (1)	(185,020)	1,007	1,109	—	—
Others (1)(2) —liabilities:	7,852	62	61	—	—

(1)
As part of risk management, the Group enters into transactions to offset the profit or loss of certain financial instruments, including embedded derivatives. Sensitivity of embedded derivatives related to these transactions is presented as derivative financial instruments or financial assets at fair value through profit or loss, according to the presentation of the financial instruments arising from these transactions.

(2)
Derivatives embedded in financial liabilities, except for financial liabilities designated at fair value through profit or loss, are separately accounted for, but presented together with the host contract in the consolidated statements of financial position. In these tables, the separated embedded derivatives whose host contracts are carried at amortized cost are presented within others. Although the separated embedded derivatives may have a positive or a negative fair value, they have been presented in these tables as liabilities to be consistent with the host contract.

Financial Assets and Liabilities Not Carried at Fair Value
The tables below present the carrying amounts and fair values by level within the fair value hierarchy, as described in “Financial Assets and Liabilities Carried at Fair Value—Fair Value Hierarchy,” of financial assets and liabilities not carried at fair value on the Group’s consolidated statements of financial position at March 31, 2024 and 2023. They do not include the carrying amounts and fair values of financial assets and liabilities whose carrying amounts are reasonable approximations of fair values.

		At March 31, 2024
		Carrying amount	Fair value
	Notes		Total	Level 1	Level 2	Level 3

	(In millions)

Financial assets:
Investment securities:
Debt instruments at amortized cost	a	¥316,392	¥315,077	¥219,714	¥95,363	¥—
Loans and advances	b	121,716,465	124,143,634	—	183,237	123,960,397
Other financial assets	b	7,509,528	7,506,752	—	7,456,468	50,284

		At March 31, 2024
		Carrying amount	Fair value
	Notes		Total	Level 1	Level 2	Level 3

	(In millions)

Financial liabilities:
Deposits:
Non-interest-bearing deposits, demand deposits and deposits at notice	c	¥130,910,884	¥130,907,582	¥—	¥130,907,582	¥—
Other deposits	c	51,186,435	51,192,932	—	51,070,515	122,417
Borrowings	c	15,684,515	15,639,123	—	15,630,657	8,466
Debt securities in issue	c	14,075,084	14,184,095	—	14,094,156	89,939
Other financial liabilities	c	10,523,048	10,522,900	—	10,483,488	39,412

		At March 31, 2023
		Carrying amount	Fair value
	Notes		Total	Level 1	Level 2	Level 3

	(In millions)
Financial assets:
Investment securities:
Debt instruments at amortized cost	a	¥235,567	¥235,541	¥165,208	¥70,333	¥—
Loans and advances	b	111,891,134	114,154,110	—	237,232	113,916,878
Other financial assets	b	5,360,634	5,357,987	—	5,307,316	50,671

Financial liabilities:
Deposits:
Non-interest-bearing deposits, demand deposits and deposits at notice	c	¥123,181,105	¥123,009,507	¥—	¥123,009,507	¥—
Other deposits	c	49,746,705	49,607,234	—	49,481,149	126,085
Borrowings	c	14,954,804	14,876,449	—	14,868,020	8,429
Debt securities in issue	c	11,984,994	11,828,910	—	11,726,142	102,768
Other financial liabilities	c	8,522,212	8,522,110	—	8,387,339	134,771

Notes:

a.	The fair values of debt instruments at amortized cost are determined using quoted prices in active markets or observable inputs other than quoted prices in active markets.
b.	(i)	The carrying amounts of loans with no specified repayment dates represent a reasonable estimate of fair value, considering the nature of these financial instruments.
	(ii)	Short-term financial assets: The carrying amounts represent a reasonable estimate of fair value.
	(iii)	Long-term financial assets: Except for impaired loans and advances, the fair values are mostly determined using discounted cash flow models taking into account certain factors including counterparties’ credit ratings, pledged collateral, and market interest rates. The fair values of impaired loans and advances are generally determined by discounting the estimated future cash flows over the time period they are expected to be recovered, and may be based on the appraisal value of underlying collateral as appropriate.
c.	Note that some of the financial liabilities in this category include embedded derivatives, which are separately accounted for, but presented together with the host contract.
	(i)	The carrying amounts of demand deposits and deposits without maturity represent a reasonable estimate of fair value, considering the nature of these financial instruments.
	(ii)	Short-term financial liabilities: The carrying amounts represent a reasonable estimate of fair value.

(iii)	Long-term financial liabilities: The fair values are, in principle, based on the present values of future cash flows calculated using the funding costs for the remaining maturities. The fair values of debt securities in issue are based on a price quoted by a third party, such as a pricing service or broker, or the present values of future cash flows calculated using the rate derived from yields of bonds issued by SMFG, SMBC and other subsidiaries and publicly offered subordinated bonds published by securities firms.
(iv)	The carrying amounts and fair values of lease liabilities are not included in these tables.